Related-Party Transactions (Investment Commitments with Related Parties) (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Capital contribution to related parties		¥ 541,263	¥ 191,263
Shanghai Secco Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Capital contribution to related parties	[1]	111,263	111,263
Shanghai Shidian Energy Company Limited Shidian Energy [member]
Disclosure of transactions between related parties [line items]
Capital contribution to related parties	[2]	80,000	80,000
Baling Materials [Member]
Disclosure of transactions between related parties [line items]
Capital contribution to related parties	[3]	¥ 350,000	¥ 0

[1]	Pursuant to the resolution of the 18th meeting of the 7th term of Board of Directors on 5 December 2013, the Group was approved to make a capital contribution of USD 30,017,000 (RMB 182,804 thousand equivalent) to Shanghai Secco, an associate of the Group. As at 31 December 2021, the Company has contributed RMB 71,541 thousand to Shanghai Secco. According to the approval by Shanghai Municipal Commission of Commerce as issued on 19 October 2015, the rest of the capital contribution to Shanghai Secco should be within 50 years starting from its registration date.
[2]	Pursuant to the articles of association of Shidian Energy in August 2019, Toufa agreed to make a capital contribution of RMB 400,000 thousand to acquire 40% share of Shidian Energy. As at 31 December 2021, Toufa has contributed RMB 320,000 thousand to Shidian Energy, and the rest of the capital contribution to Shidian Energy should be paid before January 2022 in accordance with the agreement.
[3]	Sinopec Baling Petrochemical Co., Ltd and the Company jointly established Baling Materials on 7 September 2021, each with a cash contribution of RMB 400,000 thousand. As at 31 December 2021, the Company has made a paid-up capital contribution of RMB50,000 thousand.